Taxes - Components of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for doubtful accounts and other reserves and impairments	$ 4,426,306	$ 2,389,719
Valuation allowance	(4,426,306)	(2,389,719)
Total	0	0
Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	1,949,004	2,053,512
Impairment of intangible assets acquired through acquisition	(164,129)
Total	$ 1,784,875	$ 2,053,512